[logo - American Funds®]

The Cash Management Trust of America®
The U.S. Treasury Money Fund of AmericaSM
The Tax-Exempt Money Fund of AmericaSM

Prospectus Supplement

(for Prospectuses and Retirement Plan Prospectuses dated December 1, 2008)

The “Risk/Return summary” section of the Prospectus and Retirement Plan Prospectus is amended by replacing the third and fourth paragraphs with the following:

“Each of the funds has paid a fee of 0.025% of its net assets as of September 19, 2008, in order to participate in the program through April 30, 2009.

The United States Treasury Department has extended the program through September 18, 2009. Each of the funds is participating in the program for this extension period and has paid a fee of 0.015% of its net assets as of September 19, 2008, in order to participate for the period from May 1, 2009 through September 18, 2009. The terms and conditions of the program and qualifications for insurance coverage under the program remain the same as for the initial periods. The program is set to expire by its terms on September 18, 2009.”

Keep this supplement with your Prospectus and/or Retirement Plan Prospectus

MFGEBS-960-0509M  Litho in USA  CGD/RRD/10002-S22554

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	KIMBERLY S. VERDICK
KIMBERLY S. VERDICK
SECRETARY

[logo - American Funds®]

The Cash Management Trust of America®
The U.S. Treasury Money Fund of AmericaSM
The Tax-Exempt Money Fund of AmericaSM

Prospectus Supplement

(for Prospectuses and Retirement Plan Prospectuses dated December 1, 2008)

The “Risk/Return summary” section of the Prospectus and Retirement Plan Prospectus is amended by replacing the third and fourth paragraphs with the following:

“Each of the funds has paid a fee of 0.025% of its net assets as of September 19, 2008, in order to participate in the program through April 30, 2009.

The United States Treasury Department has extended the program through September 18, 2009. Each of the funds is participating in the program for this extension period and has paid a fee of 0.015% of its net assets as of September 19, 2008, in order to participate for the period from May 1, 2009 through September 18, 2009. The terms and conditions of the program and qualifications for insurance coverage under the program remain the same as for the initial periods. The program is set to expire by its terms on September 18, 2009.”

Keep this supplement with your Prospectus and/or Retirement Plan Prospectus

MFGEBS-960-0509M  Litho in USA  CGD/RRD/10002-S22554